Prospectus Supplement                                           219160 10/04
dated October 2, 2004 to:

PUTNAM OTC & EMERGING GROWTH FUND
Prospectuses dated November 30, 2003

The third paragraph and table under the heading "Who manages the fund?" is replaced with the following:

The following team members coordinate the team's management of the fund's portfolio. Their experience as investment professionals over the last five years is shown.

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Portfolio leader     Since   Experience
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Richard B. Weed      2004    Dec. 2000 - Present   Putnam Management
                             Prior to Dec. 2000    State Street
                                                   Global Advisors
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Portfolio member     Since   Experience
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Raymond K. Haddad    2004    Sept. 2000 - Present  Putnam Management
                             Prior to Sept. 2000   Sanford C. Bernstein & Co.
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